Assets Classified as Held for Sale - Additional Information (Details) R$ in Millions				12 Months Ended
	Dec. 05, 2024 BRL (R$)	Apr. 01, 2024 Number	Mar. 17, 2023 Number	Dec. 31, 2024 Number	Aug. 31, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Public auction minimum price | R$					R$ 1,119.0
Number of hydroelectric generation plants and units			15	15
Onerous Transfer Of 4PCHUHEs [Member]
IfrsStatementLineItems [Line Items]
Number of hydroelectric generation plants and units		4
Cemig GT [Member] | Onerous Transfer Of 4PCHUHEs [Member]
IfrsStatementLineItems [Line Items]
Number of hydroelectric generation plants and units		1
Horizontes [Member] | Onerous Transfer Of 4PCHUHEs [Member]
IfrsStatementLineItems [Line Items]
Number of hydroelectric generation plants and units		3
Ambar Hidroenergia Ltda [Member] | Onerous Transfer Of 4PCHUHEs [Member]
IfrsStatementLineItems [Line Items]
Public auction minimum price | R$	R$ 29.1
Public auction winning price | R$	R$ 52.0
Public auction premium percentage	78.80%